Inventory	12 Months Ended
Dec. 31, 2017
Inventory [Abstract]
INVENTORY

NOTE 8 – INVENTORY:

Composed as follows:

	December 31
	2017	2016
	USD in thousands
Current assets:
Raw materials and supplies	67
Work in progress	79	128
Finished goods	34	70
	180	198

Non-current assets:
Raw materials and supplies	557	829
Work in progress		66
Finished goods		39
Provision for impairment of raw materials and supplies	(297)
	260	934